NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization

Denmark Bancshares, Inc. ("DBI") is a bank holding company as defined in the Bank Holding Company Act of 1956, as amended. As such, it exercises control over Denmark State Bank ("DSB"), Denmark Agricultural Credit Corporation ("DACC") and DBI Properties, Inc. A majority of DBI's assets are held by DSB. DBI Properties, Inc. was formed in February 2009 for the purpose of holding certain foreclosed properties.

DSB, a wholly owned subsidiary of DBI, operates under a state bank charter, and provides full banking services to its customers. Denmark Investments, Inc. ("DII") is a wholly owned subsidiary of DSB. DBI and its subsidiary make agribusiness, commercial and residential loans to customers throughout the state, but primarily in eastern Wisconsin. DBI and its subsidiary have a diversified loan portfolio; however, a substantial portion of their debtors' ability to honor their contract is dependent upon the agribusiness economic sector. The main loan and deposit accounts are fully disclosed in Notes 4 and 7. The significant risks associated with financial institutions include interest rate risk, credit risk, liquidity risk and concentration risk.

While DBI's revenues streams are monitored for certain individual products and services, operations are managed and financial performance is evaluated on a company-wide basis. Accordingly, all of DBI's banking operations are considered to be aggregated in one reportable operating segment.

Basis of Consolidation

The consolidated financial statements include the accounts of Denmark Bancshares, Inc. and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in the financial statements include allowance for credit losses and account for the impairment of loans, which are discussed specifically in the following sections of this footnote.

Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash on hand and amounts due from banks. Cash flows from demand deposits, NOW accounts, savings accounts, federal funds purchased and sold, cash receipts and payments of loans and time deposits are reported net. For purposes of cash flow reporting, income taxes paid were $1,068,980, $791,977 and $266,992 and interest paid was $4,179,461, $5,148,032 and $6,776,072 for the years ended December 31, 2011, 2010 and 2009, respectively.

Investment Securities

Investment securities are designated as available-for-sale. Debt and equity securities classified as available-for-sale are stated at estimated fair value, with unrealized gains and losses, net of any applicable deferred income taxes, reported as a separate component of stockholders' equity. Prior to 2010, some debt securities were classified as held-to-maturity and stated at cost adjusted for amortization of premiums and accretion of discounts, which were recognized as adjustments to interest income. Realized gains or losses on dispositions are recorded in other operating income on the trade date, based on the net proceeds and the adjusted carrying amount of the securities sold using the specific identification method.

Declines in fair value of securities that are deemed to be other-than-temporary, if applicable, are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers the length of time and the extent to which fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of DBI to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans

Loans are reported at the principal amount outstanding, net of the allowance for loan losses. Interest on loans is calculated and accrued by using the simple interest method on the daily balance of the principal amount outstanding. Loan origination fees are credited to income when received and the related loan origination costs are expensed as incurred. Capitalization of the fees net of the related costs would not have a material effect on the consolidated financial statements.

DBI's customer information system tracks the past due status of all loans beginning with the first day a payment is late. On a weekly basis, lenders are given a report with all loans past due one day or more to allow them to actively monitor the portfolio and attempt to keep past due levels to a minimum.

All loans are given an internal risk rating when the loan is originated. On a quarterly basis, risk rating reports are distributed to the lenders to ensure that loans are appropriately rated. On an annual basis, all commercial loans over $100,000 and agricultural loans over $200,000 are reviewed by the loan officer and/or credit analyst. All loans over $1 million are independently reviewed annually by the Chief Credit Officer. An independent third party also performs periodic reviews of risk ratings to ensure that loans are accurately graded. The internal risk ratings are defined as:

  Non-classified loans are assigned a risk rating of 1 - 4, with a one-rated credit being the highest quality. Non-classified loans have credit quality that ranges from well above average quality to some inherent industry weaknesses that may present higher than average risk due to conditions affecting the borrower, the borrower's industry or economic environment.

  Special mention loans are assigned a risk rating of 5. Potential weaknesses exist that deserve management's close attention. If left uncorrected, the potential weaknesses may result in deterioration of repayment prospects or in DSB's credit position at some future date.

  Substandard loans are assigned a rating of 6. These loans are inadequately protected by the current worth and borrowing capacity of the borrower. Well-defined weaknesses exist that may jeopardize the liquidation of the debt. There is a possibility of some loss if the deficiencies are not corrected. At this point, the loan may still be performing and accruing.

  Doubtful loans are rated 7 and have all the weaknesses of a substandard credit plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of current facts, conditions and values highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors, which may work to the advantage of strengthening the asset, its classification as an estimated loss is deferred until its more exact status can be determined.

  Loss loans are internally rated as an 8. A loss amount has been determined and this has been charged-off against the allowance for loan losses. All or a portion of the charge-off may be recovered in the future and any such recoveries would also be recorded through the allowance.

DBI's policy is to place into nonaccrual status all loans that are contractually past due 90 days or more, along with other loans as to which reasonable doubt exists to the full and timely collection of principal and/or interest based on management's view of the financial condition of the borrower. When a loan is placed on nonaccrual, all interest previously accrued but not collected is reversed against current period interest income. Income on such loans is then recognized only to the extent that cash is received and where the future collection of principal is probable. Interest accruals are resumed on such loans only when they are brought current with respect to interest and principal and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

Loan charge-offs for all loans will occur as soon as there is a reasonable probability of loss. When the amount of the loss can be readily calculated, the charge-off will be recorded as soon as practical within the calendar quarter the loss was identified. Loans that are partially charged-off will be placed in nonaccrual status unless the remaining loan is restructured with adequate collateral and payments are assured and current.

A loan is impaired when, based on current information and events, it is probable that not all amounts due will be collected according to the contractual terms of the loan agreement. Interest income is recognized in the same manner described above for nonaccrual loans. Further detail on the analysis of impaired loans can be found below in the discussion of the Allowance for Loan Losses.

Allowance for Loan Losses

The allowance for loan losses is an estimate of the losses that have been incurred in the loan portfolio. The allowance is based on two basic accounting principles: (1) Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 310 -10 "Receivables - Overall," (formerly FAS 114), which requires that losses be accrued when it is probable that DBI will not collect all principal and interest payments according to the loan's contractual terms, and (2) FASB ASC Topic 450, "Contingencies," (formerly FAS 5), which requires that losses be accrued when they are probable of occurring and estimable. The FFIEC "Interagency Policy Statement on the Allowance for Loan and Lease Losses" provides additional guidance on the allowance methodology.

On a quarterly basis, management utilizes a systematic methodology to determine an appropriate allowance for loan losses. This methodology includes a loan grading system that requires quarterly reviews; identification of loans to be evaluated on an individual basis for impairment; results of independent reviews of asset quality and the adequacy of the allowance by regulatory agencies; consideration of current trends and volumes of nonperforming, past-due, nonaccrual and potential problem loans; as well as national and local economic trends and industry conditions.

In applying the methodology, all troubled debt restructurings ("TDRs"), regardless of size, are considered impaired and will be individually evaluated. All nonaccrual and watchlist commercial real estate, construction and land development, agricultural real estate, multifamily residential real estate, commercial, and agricultural production loans over $50,000 are evaluated individually to determine if they are impaired. Nonaccrual residential real estate or consumer loans that are larger than customary for DBI will also be considered impaired and evaluated individually as there would be no pool of similar loans to evaluate these loans under ASC Topic 450. Impaired loans are measured at the estimated fair value of the collateral. If the estimated fair value of the impaired loan is less than the recorded investment in the loan, an impairment is recognized by creating a valuation allowance in conjunction with ASC Topic 310-10.

Loans that are not impaired are segmented into groups by type of loan. The following loan types are utilized so each segment of loans will have similar risk factors: (1) residential real estate, (2) agricultural real estate, (3) commercial real estate, (4) construction and land development, (5) commercial, (6) agricultural, (7) consumer, (8) guaranteed loans and (9) other. These loans are further segmented by internal risk ratings of non-classified, special mention, substandard and doubtful, which are defined above.

Risk factor percentages are applied to the risk rating segments of the non-impaired loans to calculate an allowance allocation in conjunction with ASC Topic 450. The risk factor percentages are based on historical loan loss experience for each loan type and are adjusted for current economic conditions and trends as well as internal loan quality trends. The historical loan loss percentages are applied to the non-classified portion of the portfolio to determine the required allocation to the allowance. The historical loan loss percentages are then multiplied by a factor based on current economic conditions to calculate the allocation for each of the remaining risk rating categories of the non-impaired loans. The current economic conditions take into account items such as vacancy rates for rental properties; property values based on actual sales transactions; income projections based on current prices such as dairy commodities; and other available economic data.

The above steps result in calculations that estimate the credit losses inherent in the portfolio at that time. The calculations are used to confirm the adequacy and appropriateness of the actual balance of the allowance, recognizing that the allowance represents an aggregation of judgments and estimates by management. Such calculations will influence the amount of future provisions for loan losses charged to expense.

The calculation is submitted to DSB's Board of Directors quarterly along with a recommendation for the amount of the monthly provision to the allowance. If the mix and amount of future charge-offs differ significantly from those assumptions used by management in making its determination, the allowance and provision expense could be materially affected. In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require additions to the allowance for loan losses based on their judgments of collectability.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage Servicing Rights

DBI recognizes as assets the rights to service mortgage loans for others, known as mortgage servicing rights ("MSRs"). DBI services the single-family mortgages it sells to the Federal National Mortgage Association ("FNMA" or "Fannie Mae"). DBI determines the fair value of MSRs at the date the loan is transferred. To determine the fair value of MSRs, DBI calculates the present value of estimated future net servicing income using assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, default rates, cost to service, escrow account earnings, contractual servicing fee income, ancillary income and late fees.

Subsequent to the date of transfer, DBI has elected to measure its MSRs under the amortization method. Under this method, MSRs are amortized in proportion to, and over the period of, estimated net servicing income. MSRs are evaluated for impairment based on the fair value of those assets. Impairment is determined by stratifying MSRs into groupings based on predominant risk characteristics, such as interest rate and loan type. If, by individual stratum, the carrying amount of the MSRs exceeds fair value, a valuation reserve is established through a charge to earnings. The valuation reserve is adjusted as the fair value changes. MSRs are included in the other assets category in the accompanying Consolidated Statements of Financial Condition.

Other Real Estate Owned

Other real estate owned represents real estate of which DBI has taken control in partial or total satisfaction of loans. Other real estate owned is carried at fair value, less estimated costs to sell. Losses at the time the property is classified as other real estate owned are charged to the allowance for loan losses. Subsequent gains and losses, as well as operating income or expense related to other real estate owned, are charged to expense. Other real estate owned, which is included in other assets, totaled $801,689 and $863,941 at December 31, 2011 and 2010 respectively.

Other Investments

Other investments are carried at cost and consist primarily of Federal Home Loan Bank (FHLB) stock, money market funds held by the investment subsidiary and AgriBank stock. Other investments are evaluated for impairment on an annual basis. As a member of the FHLB, DSB is required to hold stock in the FHLB based on the anticipated amount of FHLB borrowings to be advanced. This stock is recorded at cost, which approximates fair value. Transfer of the stock is substantially restricted.

Premises and Equipment

Premises and equipment owned are stated at cost less accumulated depreciation which is computed principally on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are forty years for buildings, fifteen years for leasehold improvements and three to seven years for furniture and equipment.

Intangible Assets

DBI has a core deposit intangible asset that was originated in connection with DSB's expansion through acquisition of an established branch operation in 1997. The acquisition did not meet the definition of a business combination in accordance with ASC Topic 805 - "Accounting for Business Combinations Occurring in Periods Beginning before December 15, 2008." As such, DBI continues to amortize the intangible asset related to the acquisition over a period of fifteen years. Annually DBI reviews the intangible assets for impairment and records an impairment charge, if any, to earnings.

Income Taxes

Deferred income tax assets and liabilities are determined using the liability method. Under this method the net deferred income taxes are provided for timing differences between book and tax bases of assets and liabilities in the consolidated financial statements and those reported for income tax purposes. A liability may also be recognized for unrecognized tax benefits from uncertain tax positions. Unrecognized tax benefits represent the differences between a tax position taken or expected to be taken in a tax return and the benefit recognized and measured in the financial statements. Interest and penalties related to unrecognized tax benefits are classified as income taxes.

Treasury Stock

Treasury stock consists of 2,613 shares at a cost of $2,125,866 as of December 31, 2011 and 2010 and is netted against common stock on the consolidated statements of financial condition.

Earnings per Common Share

Earnings per common share are computed based on the weighted average number of shares of common stock outstanding during each year. DBI does not have any stock-based compensation plans, therefore basic and diluted earnings per share are presented as one number. The number of shares used in computing basic earnings per share is 118,917, 118,917 and 119,002 for the years ended December 31, 2011, 2010 and 2009, respectively.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified for comparative purposes to conform with the presentation in the current year.

New Accounting Pronouncements

In April 2011, FASB issued Accounting Standards Update ("ASU") No. 2011-02 A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring ("TDR"). This update to Topic 310, "Receivables," provides guidance for evaluating whether a restructuring constitutes a TDR. The ASU indicates that the creditor's evaluation must separately conclude that both the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The amendments also further clarify the guidance on a creditor's evaluation of whether a concession has been granted and whether a debtor is experiencing financial difficulties. The amendments in this update are effective for the first interim or annual period beginning after June 15, 2011. Adoption of these amendments did not have a significant impact on DBI's financial statements.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. This update to Topic 860, "Transfers and Servicing," modifies the criteria for determining when repurchase agreements would be accounted for as a secured borrowing rather than a sale. The provisions of ASU No. 2011-03 remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee and the collateral maintenance implementation guidance related to that criterion. This update does not change the other existing criteria used in the assessment of effective control. ASU No. 2011-03 is effective prospectively for transactions, or modifications of existing transactions, that occur on or after January 1, 2012. These amendments will not have any impact on DBI's consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. These amendments to Topic 820, "Fair Value Measurement," result in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to U.S. GAAP as a result of ASU No. 2011-04 are as follows; (a) the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets; (b) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets; however, ASU No. 2011-04 extends that prohibition to all fair value measurements; (c) an exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk that are managed on the basis of the entity's net exposure to either of those risks which allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (d) aligns the fair value measurement of instruments classified within an entity's stockholders' equity with the guidance for liabilities; and (e) disclosure requirements have been enhanced for recurring Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to describe the sensitivity of fair value measurements to changes in unobservable inputs and interrelationships between those inputs. In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of financial condition but whose fair value must be disclosed. The provisions of ASU No. 2011-04 are effective for interim reporting periods beginning on or after December 15, 2011. The adoption of ASU No. 2011-04 is not expected to have a material impact on DBI's consolidated financial statements.

In June 2011, FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This update to Topic 220, "Comprehensive Income," allows an entity the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement(s) are required to be presented with equal prominence as the other primary financial statements. ASU No. 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive must be reclassified to net income. In December 2011, FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 which deferred the reclassification reporting requirement. The adoption of ASU No. 2011-05 will not have a material impact on DBI's financial statements..

In September 2011, FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. This update to Topic 350, "Intangibles - Goodwill and Other," permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance under Topic 350 required an entity to test goodwill for impairment on at least an annual basis by comparing the fair value of a reporting unit with its carrying amount (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments of this update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. An entity has the option under this update to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of ASU No. 2011-08 will have no impact on DBI's consolidated financial statements.

In December 2011, FASB issued ASU No. 2011-10, Derecognition of In Substance Real Estate - A Scope Clarification. This update to Topic 360, "Property, Plant and Equipment," requires that a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. The amendments are effective for fiscal years, and interim periods, within those years, beginning on or after June 15, 2012. Early adoption is permitted. The adoption of ASU No. 2011-10 will have no impact on DBI's consolidated financial statements.

In December 2011, FASB issued ASU No. 2011-11, Disclosures About Offsetting Assets and Liabilities. The updates to Topic 210, "Balance Sheet," require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of ASU No. 2011-11 is not expected to have a material impact on DBI's consolidated financial statements.